4. ACCRUED LIABILITIES AND EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued liabilities and expenses
	March 31, 2014	December 31, 2013
Accrued payroll	$537,138	$505,118
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 10 below)	122,985	122,985
Accrued interest and other	124,062	80,461
Total	$813,585	$737,964

	2013	2012
Accrued payroll	$505,118	$292,365
Accrued payroll taxes payable	–	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 6 below)	122,985	122,985
Accrued interest and other	80,461	23,516
Total	$737,964	$486,596